Long-Term Debt - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2012
Debt Instrument [Line Items]
Prepayment penalty on long-term debt	$ 5,554	$ 532	$ 0
Gains (Losses) on Restructuring of Debt	5,600	500	3,200
Amortization of prepayment penalty on long term debt	6,176	6,047	5,031
Prepayment Penalty, Future Amortization Expense [Abstract]
Long-term debt with contractual maturity longer than five years	100,000	150,000
Money Pledged as Collateral for FHLB Advance Borrowings	25,000	21,000
FHLB Debt Prepaid	$ 50,000	$ 54,500
FHLB Debt Prepaid Weighted Avg Rate	3150.00%	1.59%
FHLB Debt Amount Restructured			$ 50,000
Broker Repurchase Agreements
Debt Instrument [Line Items]
Debt repurchased during period				$ 300,000
Debt repurchased during period, rate				1.75%
Prepayment penalty on long-term debt	$ 25,000
Effective interest rate percentage	3.55%
Prepayment Penalty, Future Amortization Expense [Abstract]
Payments of Debt Extinguishment Costs, Amount to be Amortized in Year Two	$ 4,700
Payments of Debt Extinguishment Costs, Amount to be Amortized in Year Three	$ 4,700
Federal Home Loan Bank Certificates and Obligations (FHLB) [Member]
Debt Instrument [Line Items]
Debt repurchased during period, rate				1.25%
Effective interest rate percentage	3.52%
Prepayment Penalty, Future Amortization Expense [Abstract]
Payments of Debt Extinguishment Costs, Amount to be Amortized in Year Two	$ 1,000
Payments of Debt Extinguishment Costs, Amount to be Amortized in Year Three	$ 1,000